Operating Lease (Tables)	6 Months Ended
Jun. 30, 2026
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information

The table below presents the operating lease related assets and liabilities from continuing operations recorded on the condensed consolidated balance sheets.

	June 30, 2026	December 31, 2025
Right of use assets, net	$988,479	$228,330

Operating lease liabilities, current	414,782	93,191
Operating lease liabilities, noncurrent	595,821	110,622
Total operating lease liabilities	$1,010,603	$203,813

Other information about the Company’s leases from continuing operations is as follows:

	For the Six Months Ended June 30,
	2026	2025
Operating cash flows used in operating leases	$239,963	$12,558
Weighted average remaining lease term (years)	2.39	0.54
Weighted average discount rate	3.48%	4.75%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026:

June 30, 2026
For the six months ending December 31, 2026	$200,508
For the year ending December 31, 2027	430,770
For the year ending December 31, 2028	368,705
For the year ending December 31, 2029	28,259
Total lease payments	1,028,242
Less: Imputed interest	(17,639)
Present value of operating lease liabilities	$1,010,603